Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
15	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per ordinary share is calculated as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net income (loss) applicable to common stock	(97,996,759)	(43,064,771)	41,103,510
Earnings allocated to participating redeemable convertible preferred shares	—	—	(21,903,467)

Net income (loss) for basic earnings per share	(97,996,759)	(43,064,771)	19,200,043

Denominator:
Weighted average number of ordinary shares outstanding	51,880,468	51,880,468	67,653,340

Basic earnings (loss) per ordinary share	(1.89)	(0.83)	0.28

Numerator:
Net income (loss) allocated to ordinary shareholders as reported in basic earnings (loss) per ordinary share	(97,996,759)	(43,064,771)	19,200,043

Denominator:
Weighted average shares of ordinary shares outstanding as reported in basic earnings (loss) per ordinary share	51,880,468	51,880,468	67,653,340
Dilutive effect of outstanding share options	—	—	3,296,870

	51,880,468	51,880,468	70,950,210

Diluted earnings (loss) per ordinary share	(1.89)	(0.83)	0.27

The following table summarizes potential ordinary shares outstanding excluded from the calculation of diluted earnings (loss) per ordinary share for the years ended December 31, 2011, 2012 and 2013, because their effect is anti-dilutive:

	Year Ended December 31,
	2011	2012	2013
Shares issuable under share options	9,722,728	9,694,417	3,829,315